Label	Element	Value
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	$ 57,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(4,000,000)
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	$ 9,365,000,000
Issued capital [member]
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,749,127,404
Number of shares outstanding	ifrs-full_NumberOfSharesOutstanding	1,749,127,404
Equity	ifrs-full_Equity	$ 2,000,000
Equity	ifrs-full_Equity	2,000,000
Equity attributable to owners of parent [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	46,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(3,000,000)
Equity	ifrs-full_Equity	4,377,000,000
Equity	ifrs-full_Equity	3,667,000,000
Share premium [member]
Equity	ifrs-full_Equity	12,753,000,000
Equity	ifrs-full_Equity	12,753,000,000
Capital reserve [member]
Equity	ifrs-full_Equity	729,000,000
Equity	ifrs-full_Equity	743,000,000
Reserve of exchange differences on translation [member]
Equity	ifrs-full_Equity	(7,667,000,000)
Equity	ifrs-full_Equity	(8,416,000,000)
Retained earnings [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	46,000,000	[1]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(3,000,000)	[1]
Equity	ifrs-full_Equity	(1,440,000,000)	[1]
Equity	ifrs-full_Equity	(1,415,000,000)	[1]
Non-controlling interests [member]
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	11,000,000
Cumulative Effect Of New Accounting Principle In Period Of Adoption	vip_CumulativeEffectOfNewAccountingPrincipleInPeriodOfAdoption	(1,000,000)
Equity	ifrs-full_Equity	(430,000,000)
Equity	ifrs-full_Equity	(892,000,000)
Office equipment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	7,000,000
Land and buildings [member]
Right-of-use assets	ifrs-full_RightofuseAssets	415,000,000
Communication and network equipment [member]
Right-of-use assets	ifrs-full_RightofuseAssets	1,601,000,000
Lease liabilities [member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	1,999,000,000
Bank Loans And Bonds Principal [Member]
Liabilities arising from financing activities	ifrs-full_LiabilitiesArisingFromFinancingActivities	$ 7,366,000,000

[1]	* Certain of the consolidated entities by VEON Ltd. are restricted from remitting funds in the form of cash dividends or loans by a variety of regulations, contractual or local statutory requirements, refer to Note 25 for further details.